SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (21,098,465)	$ (3,681,389)
Basic and diluted weighted average shares outstanding	10,097,052	4,183,625
Basic and diluted loss per common share:	$ (2.09)	$ (0.88)